INCOME TAX AND DEFERRED TAX, Effective Income Tax Rate Reconciliation (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation [abstract]
Pre-tax income		$ 7,690,622	$ 22,911,548	$ 23,935,579
Statutory income tax rate		30.00%	30.00%	30.00%	35.00%
Pre-tax income at statutory income tax rate		$ (2,307,187)	$ (6,873,464)	$ (7,180,674)
Tax Effects Due to [Abstract]
Restatement by inflation		2,095,061	2,776,728	505,544
Unrecognized tax loss carryforward	[1]	(2,036,579)	0	0
Special revaluation tax		0	0	(2,194,810)
Adjustment affidavit previous year		(9,073)	186,024	(632)
Tax revaluation benefit		0	0	8,778,172
Tax inflation adjustment		(2,775,060)	(2,720,752)	0
Others		628,415	1,152,879	64,817
Total income tax		$ (4,404,423)	$ (5,478,585)	$ (27,583)

[1]	For additional information see note 5.c